Investments in joint ventures and associates - Disclosure of detailed information about joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of financial position
Non-current assets	£ 92,410	£ 87,946	£ 83,584
Cash and cash equivalents	1,178	559	163	£ 204
Non-current liabilities	(876)	(880)
Current liabilities	(10,621)	(11,389)
Net assets	37,826	29,892
Income statement
Revenue	18,378	19,850	21,659
Operating profit	4,934	4,475	4,879
Profit before tax	3,650	3,048	3,590
Tax	(821)	(831)	(876)
Profit after tax from continuing operations	2,829	2,217	£ 2,714
BritNed Development Limited
Statement of financial position
Non-current assets	352	376
Cash and cash equivalents	76	69
All other current assets	48	36
Non-current liabilities	(51)	(57)
Non-current financial liabilities	(32)	(31)
Current liabilities	(39)	(39)
Net assets	354	354
Group’s ownership interest in joint venture/associate	177	177
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	177	177
Income statement
Revenue	108	158
Depreciation and amortisation	(16)	(16)
Other (costs)/income	(23)	(25)
Operating profit	69	117
Net interest (expense)/income	(1)	(2)
Profit before tax	68	115
Tax	(18)	(31)
Profit after tax from continuing operations	50	84
Share of profit (loss) of joint ventures accounted for using equity method	25	42
Nemo Link Limited
Statement of financial position
Non-current assets	447	478
Cash and cash equivalents	118	46
All other current assets	8	6
Non-current liabilities	(3)	(3)
Non-current financial liabilities	(32)	(32)
Current liabilities	(109)	(55)
Net assets	429	440
Group’s ownership interest in joint venture/associate	215	220
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	215	220
Income statement
Revenue	102	109
Depreciation and amortisation	(23)	(23)
Other (costs)/income	(16)	(15)
Operating profit	63	71
Net interest (expense)/income	1	0
Profit before tax	64	71
Tax	(16)	(17)
Profit after tax from continuing operations	48	54
Share of profit (loss) of joint ventures accounted for using equity method	£ 24	£ 27